Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income
Net income/(loss)	SFr (948)	SFr (2,707)	SFr (2,945)
Gains/(losses) on cash flow hedges	(27)	(20)	16
Foreign currency translation	(1,031)	515	(1,156)
Unrealized gains/(losses) on securities	(13)	1	(4)
Actuarial gains/(losses)	695	394	(661)
Net prior service cost	(121)	36	155
Gains/(losses) on liabilities related to credit risk	(1,976)	(1,043)
Other comprehensive income/(loss), net of tax	(2,473)	(117)	(1,650)
Comprehensive income/(loss)	(3,421)	(2,824)	(4,595)
Comprehensive income/(loss) attributable to noncontrolling interests	28	(2)	(19)
Comprehensive income/(loss) attributable to shareholders	(3,449)	(2,822)	(4,576)
Bank
Comprehensive income
Net income/(loss)	(1,228)	(2,889)	(3,137)
Gains/(losses) on cash flow hedges	(35)	(22)	24
Foreign currency translation	(1,015)	498	(1,149)
Unrealized gains/(losses) on securities	(13)	1	(4)
Actuarial gains/(losses)	21	210	45
Net prior service cost	0	0	(14)
Gains/(losses) on liabilities related to credit risk	(1,684)	(1,082)
Other comprehensive income/(loss), net of tax	(2,726)	(395)	(1,098)
Comprehensive income/(loss)	(3,954)	(3,284)	(4,235)
Comprehensive income/(loss) attributable to noncontrolling interests	(9)	11	(26)
Comprehensive income/(loss) attributable to shareholders	SFr (3,945)	SFr (3,295)	SFr (4,209)